Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) - Parent [Member] - $ / shares	Sep. 30, 2020	Sep. 30, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Ordinary shares, authorized	100,000,000	100,000,000
Ordinary shares, issued	7,800,000	7,800,000
Ordinary shares, outstanding	7,800,000	7,800,000